Taxation	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Taxation
Note 9: Taxation
Tax benefit was $402 million and $335 million for the three months and six months ended June 30, 2024, respectively, due to a $468 million benefit from the recognition of a deferred tax asset relating to new tax legislation enacted in Canada. The new legislation reduced the Company’s ability to deduct interest expense against its Canadian taxable income, thereby increasing Canadian taxable profits such that the Company now expects to utilize tax loss carryforwards and other tax attributes, which it had not previously recognized as a deferred tax asset.
In January 2024, the Company began recording tax expense associated with the “Pillar Two model rules” as published by the Organization for Economic Cooperation and Development and enacted by key jurisdictions in which the Company operates. These rules are designed to ensure large multinational enterprises within the scope of the rules pay a minimum level of tax in each jurisdiction where they operate. In general, the “Pillar Two model rules” apply a system of top-up
taxes to bring the enterprise’s effective tax rate in each jurisdiction to a minimum of 15%. In the three and six months ended June 30, 2024, income tax benefit included $5 million and $7 million, respectively, of top-up
tax expense which was attributable to the Company’s earnings in Switzerland.
Tax expense was $219 million for the three months ended June 30, 2023 and included $97 million of tax expense related to the Company’s earnings in equity method investments. Tax expense was $415 million in the six months ended June 30, 2023 and included $233 million of tax expense related to the Company’s earnings in equity method investments. Both periods in 2023 included $78 million of expense related to the sale of a majority stake in Elite, as well as $24 million of benefits from the settlement of a tax audit.
Additionally, the tax benefit or expense in each period reflected the mix of taxing jurisdictions in which pre-tax
profits and losses were recognized. Because the geographical mix of pre-tax
profits and losses in interim periods may be different from that for the full year, tax expense or benefit in interim periods is not necessarily indicative of the tax benefit or expense for the full year.